RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Schedule of Transactions Between Related Parties	During the year ended December 31, 2021 and 2020, the Company did not recognized revenues from operations with related parties.
During the year ended December 31 2019, the Company recognized revenues for 1,419, as follows:

	For the year ended December 31,
	2021	2020	2019

Morgan Stanley Investment Management Inc.(*)	—	—	1,257
Mercado Libre S.R.L.(*)	—	—	162
Total	—	—	1,419

(*) Morgan Stanley and Mercado Libre S.R.L were no longer considered a related party as of December 31, 2020. As of that date disclosure of revenues as related parties from these customers is not required.
The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2021	2020	2019

Salaries and bonuses	6,709	6,643	6,914
Total	6,709	6,643	6,914